Stockholders' Equity	9 Months Ended
Sep. 30, 2013
Stockholders' Equity

Note 6. Stockholders’ Equity

Common Stock

Our certificate of incorporation, as amended and restated in connection with our IPO, authorizes us to issue 75,000,000 shares of Class B common stock, $0.0001 par value per share, and 750,000,000 shares of Class A common stock, $0.0001 par value per share. Prior to May 2013, we had authorized 75,000,000 shares of Class B common stock and 75,000,000 shares of Class A common stock. Prior to December 2012, we had authorized 65,000,000 shares of Class B common stock. Each holder of the Class B common stock is entitled to ten votes per share and each holder of Class A common stock is entitled to one vote per share. At its discretion, the board of directors may declare dividends on shares of common stock, subject to the prior rights of our preferred stockholders. Upon liquidation or dissolution, holders of common stock will receive distributions only after preferred stock preferences have been satisfied.

We have reserved 26,473,282 shares of Class B common stock for the exercise of options.

In May 2013, upon the closing of our IPO, 10,831,164 shares of Series A convertible preferred stock and 6,585,153 shares of Series B convertible preferred stock converted into 17,416,317 shares of our Class B common stock. We issued 6,230,000 shares of Class A common stock in the IPO. The selling stockholders sold 3,200,000 shares of Class A common stock in the IPO, all of which were converted from Class B common stock (including 2,000,000 shares of Class B common stock issued upon the conversion of our preferred stock) (unaudited).

As of September 30, 2013, we have reserved 449,750 shares of Class A common stock and 15,016,940 shares of Class B common stock for the exercise of options and settlement of RSUs (unaudited).

Treasury Stock

In December 2011, we exercised our right of first refusal and repurchased 51,000 shares of common stock for an aggregate purchase price of $308,000, which has been charged to additional paid-in capital. The shares were immediately retired.

Donation to Tableau Foundation

In December 2012, our board of directors approved the establishment of the Tableau Foundation, a donor-advised charitable fund, which included the donation of 150,000 shares of Class B common stock. We recorded a charge of $1.9 million for the value of the donated shares to general and administrative expense for the year ended December 31, 2012 based on the value of our stock at that date.